OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5:-	OTHER ACCOUNTS PAYABLE

	December 31,
	2014	2013

Employees and payroll accruals	$235	$26
Accrued expenses	760	59

	$995	$85